Annual Operating Expenses {- Templeton Growth VIP Fund} - FTVIP Class 4-57 - Templeton Growth VIP Fund - Class 4	Oct. 01, 2020
Operating Expenses:
Management fees	0.82%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.04%
Total annual Fund operating expenses	1.21%